PREPAID EXPENSES (Details) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Current prepayments [abstract]
Clinical program deposit	$ 0	$ 659,899
Prepaid insurance	381,098	374,121
Other deposits and prepaid expenses	89,056	38,083
Balance	$ 470,154	$ 1,072,103